INCOME TAX - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ 2,792	$ (1,880)	$ (7,013)
Foreign	(2,549)	(2,142)	(743)
Income (loss) before income taxes	$ 243	$ (4,022)	$ (7,756)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax expenses(income)	$ 56	$ (925)	$ (1,784)
Changes in valuation allowance	(601)	943	1,185
Changes in foreign currency exchange rate	315	527	507
Different tax rates	(89)	(82)	(26)
Non-deductible expenses and other differences	(99)	(463)	(181)
Actual income tax expenses (income)	$ (418)	$ 0	$ (299)